Fixed Assets - Schedule of Investments in Solar Plants (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€) MW
Ellomay Spain – Rinconada II [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	2.275
Achievement of PAC/Other status	June 2010
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 5,509
Rodríguez I [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	1.675
Achievement of PAC/Other status	November 2011
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 3,662
Rodríguez II [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	2.691
Achievement of PAC/Other status	November 2011
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 6,631
Fuente Librilla [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	1.248
Achievement of PAC/Other status	June 2011
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 3,212
Talasol [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	300
Achievement of PAC/Other status	January 2021
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 217,594
Ellomay Solar [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	28
Achievement of PAC/Other status	July 2022
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 19,236
Solar Italy One [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	14.8
Achievement of PAC/Other status	December 2024
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 13,550
Solar Italy Two [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	4.95
Achievement of PAC/Other status	October 2024
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 4,233
Solar Italy Four [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	15.6
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 657
Solar Italy Five [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	87.2
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 5,454
Solar Italy Seven [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	54.77
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 1,874
Solar Italy Nine [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	8
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 531
Solar Italy Ten [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	18
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 15,584
Solar Italy Fourteen [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	19.99
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 833
Solar Italy Fifteen [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	13.29
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 637
Solar Italy Eighteen [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	9.82
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 275
Fairfield Solar [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	13.44
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 15,854
Mexia Solar I [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	5.6
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 6,122
Mexia Solar II [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	5.6
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 5,516
Malakoff Solar I [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	6.96
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 8,329
Malakoff Solar II [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	6.96
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 7,922
Talco Solar [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	10.3
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2024 (in Euro) | €	€ 8,198